Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2022
Prepaid Expenses and Other Current Assets [Abstarct]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2021 and 2022, prepaid expenses and other current assets consisted of the following:

	As of September 30,
	2021	2022
Prepaid construction fee	$384,425	$-
Prepaid rental fee	74,288	57,214
Prepaid professional service fee	-	42,173
Prepaid exhibition fee	80,796	7,169
Other	70,093	60,544
	609,602	167,100
Less: allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$609,602	$167,100

The Company recorded allowance for doubtful accounts of $$14,533, $nil and $nil for the years ended September 30, 2020, 2021 and 2022, respectively.